FAIR VALUE OF FINANCIAL INSTRUMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

4) FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between willing market participants. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

● Level 1 Inputs – Valued based on quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

● Level 2 Inputs – Valued based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, volatilities, prepayment speeds, credit risks, etc.) or inputs that are derived principally from or corroborated by market data by correlation or other means.

● Level 3 Inputs – Valued based on inputs for which there is little or no market value, which require the reporting entity to develop its own assumptions.

The carrying amounts reported on the balance sheet for cash, other receivables, prepaid expenses and other current assets, accounts payable and accrued expenses, other current liabilities and other liabilities approximate fair value based due to their short maturities.

The Company issued approximately 23,000 warrants in connection with a private placement during the first quarter of 2022 (the “Q1-22 warrants”), which were determined to be classified as a liability. The Company has also recorded a three-year contingent consideration liability related to an asset acquisition in April 2023, which is now recorded in current liabilities due to the Company’s obligation for this liability terminating in April 2026.

The Company uses a Black-Scholes option pricing model to estimate the fair value of the Q1-22 warrant liabilities and a Monte Carlo simulation model to estimate the fair value of the contingent consideration liability, both of which are considered a Level 3 fair value measurement. The Company remeasures these liabilities at each reporting period and recognizes changes in their respective fair value in the accompanying condensed consolidated statement of operations.

In connection with the 2025 SPA (as defined in Note 12) that the Company entered into on March 31, 2025, the Company recorded a forward sales contract liability at fair value and recognized $5.3 million of expense because the fair value of the expected shares to be purchased by the investors exceeds the proceeds under the 2025 SPA.

The Company determined the expense related to the forward sales contract as of March 31, 2025 by taking the difference between (I) the fair value of the expected shares to be purchased by the investors as of the March 31, 2025 date the Company entered into the 2025 SPA and (ii) the discounted purchase price of the shares. The Company remeasured the fair value of the forward sales contract liability at each reporting period or immediately prior to the settlement of the shares purchased under the 2025 SPA and recognized changes in the fair value in the accompanying condensed consolidated statement of operations. Upon settlement of the shares, the corresponding forward sales contract liability was then reclassified to additional paid-in capital.

During the nine months ended September 30, 2025, the Company completed the sale of the shares under the 2025 SPA, and as a result, the forward sales contract liability was reclassified to additional paid-in capital. There was no remaining forward sales contract liability balance as of September 30, 2025.

The following table summarizes the liabilities that are measured at fair value as of September 30, 2025 and December 31, 2024 (in thousands):

Description	Level	September 30, 2025	December 31, 2024
Liabilities:
Warrant liabilities - Q1-22 warrants	3	$-	$1
Contingent consideration	3	$41	$41

Certain inputs used in Black-Scholes and Monte Carlo models may fluctuate in future periods based upon factors that are outside of the Company’s control. A significant change in one or more of these inputs used in the calculation of the fair value may cause a significant change to the fair value of the Company’s warrant liabilities or contingent consideration liabilities, which could also result in material non-cash gains or losses being reported in the Company’s condensed consolidated statement of operations.

The following table presents the changes in the liabilities measured at fair value from January 1, 2025 through September 30, 2025 (in thousands):

	Warrant Liabilities	Contingent Consideration	Forward Sales Contract

Fair value at January 1, 2025	$1	$41	$-
Initial measurement	-	-	5,335
Change in fair value	(1)	-	512
Reclassification of forward sales contract
liability to equity	-	-	(5,847)
Fair value at September 30, 2025	$-	$41	$-

The Company remeasured the fair value of the Q1-22 warrants at September 30, 2025, and the result of the remeasurement was de minimis. The Company assessed the fair value of the contingent consideration liability at each reporting period through September 30, 2025 and determined that there were no material changes to the inputs used in the December 31, 2024 remeasurement that would have resulted in a material change to the liability at September 30, 2025. Therefore, the Company did not recognize a change in fair value of the contingent consideration liability for the three and nine months ended September 30, 2025.

9)	Fair Value of Financial Instruments

The Company issued approximately 23,000 warrants in connection with a private placement during the first quarter of 2022 (the “Q1-22 warrants”), which were determined to be classified as a liability. The Company also recorded the Market Cap Contingent Consideration liability related to the Exacis Acquisition. See Note 4 for more information related to the Exacis Acquisition.

In connection with the Bridge Notes, the Company recorded a derivative liability as of September 24, 2024. In connection with the Exchange Transactions, on September 24, 2024, the Company reclassified the Exchanged Warrants from equity to a liability. See Note 6 for more information related to the Bridge Notes and Exchange Transactions.

The Company uses a Black-Scholes option pricing model to estimate the fair value of the Q1-22 warrant liabilities and a Monte Carlo simulation model to estimate the fair value of the contingent consideration related to the Market Cap Contingent Consideration, both of which are considered a Level 3 fair value measurement.

The Company determined the fair value of the derivative liability by taking the difference between the fair value of the Bridge Notes with the conversion feature and without the conversion feature. Pursuant to the approval of the September 2024 Transactions by the Company’s stockholders at the Annual Meeting, the Bridge Notes were converted to shares of the Company’s common stock, and the outstanding principal and interest of the Bridge Notes as well as the derivative liability were reclassified to equity. As of December 31, 2024, there was no derivative liability balance.

The Company determined the fair value of the Exchanged Warrants as of September 24, 2024 by taking the number of shares of common stock issuable from the Exchanged Warrants multiplied by the closing stock price of $16.95 and reclassified approximately $11.2 million from equity to warrant liabilities.

The Company remeasures the fair value of the warrant liabilities, the Bridge Notes derivative liability and the Market Cap Contingent Consideration at each reporting period and changes in the fair values are recognized in the consolidated statement of operations.

The following tables summarize the liabilities that are measured at fair value as of December 31, 2024 and December 31, 2023 (in thousands):

Description	Level	December 31, 2024	December 31, 2023
Liabilities:
Warrant liabilities - Q1-22 warrants	3	$1	$116
Market Cap Contingent Consideration	3	$41	$107

Certain inputs used in Black-Scholes and Monte Carlo models may fluctuate in future periods based upon factors that are outside of the Company’s control. A significant change in one or more of these inputs used in the calculation of the fair value may cause a significant change to the fair value of the Company’s warrant liabilities or contingent consideration liabilities, which could also result in material non-cash gains or losses being reported in the Company’s condensed consolidated statement of operations.

The following table presents the changes in the liabilities measured at fair value from January 1, 2024 through December 31, 2024 (in thousands):

	Warrant Liabilities	Derivative Liability	Contingent Consideration

Fair value at January 1, 2024	$116	$-	$107
Reclassification of Exchanged Warrants from equity to liability	11,244	-	-
Initial measurement of Bridge Notes derivative liability	-	5,566	-
Change in fair value	(414)	(220)	(66)
Reclassification of Exchanged Warrants and Bridge Notes
derivative liability to equity	(10,945)	(5,346)	-
Fair value at December 31, 2024	$1	$-	$41

Based off valuations performed during 2024 and as of December 31, 2024, the Company recognized a change in fair value of the Market Cap Contingent Consideration of approximately $0.1 million for the year ended December 31, 2024.

The Company remeasured the Bridge Notes derivative liability by taking the difference between the fair value of the Bridge Notes with the conversion feature and without the conversion feature at each reporting period and recorded a $0.2 million credit for the change in fair value during the year ended December 31, 2024.

In connection with the approval of the September 2024 Transactions by the Company’s stockholders at the Annual Meeting on October 29, 2024, the Exchanged Warrants were exchanged for and the Bridge Notes were converted to shares of the Company’s common stock. The liability related to the Exchanged Warrants and the outstanding principal and interest of the Bridge Notes as well as the derivative liability were reclassified to equity. As of December 31, 2024, there were no liability balances related to the derivative liability or the Exchange Warrants.

The table below is provided for comparative purposes only and presents information about the fair value of the Company’s Convertible Notes relative to the carrying values recognized in the condensed consolidated balance sheet as of December 31, 2023 (in thousands).

		December 31, 2023
	Level	Carrying Value	Fair Value
Convertible Notes	3	$16,616	$17,594

In connection with the approval of the September 2024 Transactions by the Company’s stockholders at the Annual Meeting on October 29, 2024, the Convertible Notes were exchanged for shares of the Company’s common stock. As of December 31, 2024, there were no Convertible Notes outstanding.

The Company assessed the fair value of the Convertible Notes as of December 31, 2023 using a binomial model, which is considered a Level 3 measurement. The inputs used for the assessment were risk-free rate of 4.07%, expected term of 2.3 years, stock price of $27.00, volatility of 108% and dividend yield of 0% done.